As filed with the Securities and Exchange Commission on September 4, 2026

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes.)

Trailmark Series Trust

(Exact Name of Registrant as Specified in Charter)

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (216) 329-4271

Andrew Davalla
Thompson Hine, LLP
3900 Key Center, 127 Public Square
Cleveland, OH 44114

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.

WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT

FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS

PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING

AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS

NOT PERMITTED.

Welthy U.S. Market Challenger Fund

Institutional Class Shares (Ticker Symbol: WLZYX)

Investor Class Shares (Ticker Symbol: HOLDX)

series of

Trailmark Series Trust

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

PROSPECTUS [ ], 2026

Advised by Welthy Advisers, LLC

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF WELTHY U.S. MARKET CHALLENGER FUND

Investment Objective. The Welthy U.S. Market Challenger Fund (the “Fund”) seeks total return, which includes long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Institutional Class shares	Investor Class shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	4.78%	4.78%
Acquired Fund Fees and Expenses(1)(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	6.29%	6.54%
Fee Waivers and Expense Reimbursement(3)	(4.28)%	(4.28)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.01%	2.26%
(1)	Estimated for the current fiscal period.

(2)	Acquired fund fees and expenses are indirect costs of investing in other investment companies.

(3)	Welthy Advisers, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, 12b-1 fees, Shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 2.00% through at least February 28, 2029. Subject to approval by the Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund for three years after such fee waiver or expense reimbursements were incurred, if the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ approval.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Period Invested	1 Year	3 Years
Institutional Class	$204	$1,075
Investor Class	$229	$1,150

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy of the Fund

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in one or a combination of equity securities and equity-linked instruments that, in the aggregate, are designed to provide investment exposure to a broad universe of large-capitalization U.S. companies. The Adviser constructs and maintains that universe under its own methodology, weighted by float-adjusted market capitalization. The Fund does not seek to track, and is not managed against, any third-party index.

The Fund currently expects to hold the majority of its equity exposure directly and to obtain the balance through exchange-traded equity index futures, with total equity exposure modestly above the value of the Fund’s net assets. Assets not required as margin or collateral are invested in short-duration, high-quality instruments. The Adviser determines the balance between directly held securities and derivatives from time to time, having regard to the implied financing cost of the derivatives, the yield available on unencumbered assets, the Fund’s tax position and its liquidity requirements.

The Fund is managed with the objective of minimizing net realized capital gain distributions. The Adviser operates a systematic loss-harvesting process within the directly held portfolio: the portfolio is reviewed on a recurring basis for positions held at an unrealized loss beyond a defined threshold; qualifying tax lots are sold and the exposure maintained through a substitute security with similar characteristics, selected so as not to be substantially identical for the purpose of Section 1091 of the Internal Revenue Code; and the original position becomes eligible for repurchase after the applicable wash-sale period. The Adviser maintains lot-level cost basis records and applies specific-lot identification on disposals. The Adviser operates this process to the best of its abilities across the directly held portfolio, and the breadth of that portfolio develops as the Fund grows. The Fund remains subject to the distribution requirements applicable to regulated investment companies and will make taxable distributions to shareholders.

In pursuing the Fund’s investment objective, the Fund’s Adviser has broad discretion to determine, and to change over time, the mix of instruments and techniques used to obtain and manage this exposure, which may include, without limitation, any one or combination of:

●	Direct equity investment - purchasing directly the equity securities of companies included in the universe of large-capitalization U.S. companies constructed and maintained by the Adviser, either in approximately their float-adjusted weightings within that universe or through a smaller basket of securities selected to approximate the risk and return characteristics of the full universe;
●	Exchange-traded and over-the-counter derivatives — equity index futures, options and total return swaps used to obtain, adjust, hedge or supplement equity exposure;
●	Other funds and ETFs — shares of other investment companies or exchange-traded products that themselves provide index exposure;
●	Borrowing and reverse repurchase agreements — borrowing from banks, and entering into reverse repurchase agreements, with the proceeds invested in short-duration, high-quality instruments.

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The Adviser may use any of these techniques alone or in combination, and may shift the balance among them over time based on market conditions, transaction costs, tax efficiency, counterparty considerations and other factors the Adviser deems relevant, without changing the Fund’s investment objective. Derivatives transactions and reverse repurchase agreements are subject to the Fund’s derivatives risk management program adopted under Rule 18f-4 under the Investment Company Act of 1940 and to the value-at-risk based limit on fund leverage risk imposed by that rule.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested. There can be no assurance that the Fund will successfully meet its investment objective.

Generally, the Fund will be subject to the following additional risks:

Equity Securities Risk - Equity markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

●	Large Cap Securities Risk. While large cap companies tend to be more stable than small or mid cap companies, they can still experience significant volatility. These companies may face challenges such as slower growth rates, market saturation, and operational risks that could negatively impact their stock prices.

Derivatives Risk – In general, a derivative instrument typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying commodity, security, currency, or a basket or index of such investments) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, forward contracts, options, and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall commodities markets. Additionally, to the extent the Fund is required to segregate or “set aside” liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

●	Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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●	Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “Exercise Price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. OTC swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Leverage Risk - As part of the Fund’s principal investment strategy, the Fund will invest in Derivatives and other Instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument and the potential for greater loss. If the Fund uses leverage through activities such as purchasing Derivatives and other Instruments, the Fund has the risk that losses may exceed the net assets of the Fund. For example, reverse repos create leverage because the value of the securities sold may decline below the price at which the Fund is obligated to repurchase them, resulting in a loss. The Fund’s NAV while employing leverage will be more volatile and sensitive to market movements.

Tax Character and Section 1256 Risk – The equity index futures in which the Fund invests are section 1256 contracts under the Internal Revenue Code. They are marked to market for U.S. federal income tax purposes at the end of each taxable year, and any gain or loss is treated as 60% long-term and 40% short-term regardless of how long the position has been held. As a result, the Fund may be required to recognise and distribute taxable gain in a year in which it has not sold the corresponding equity positions and has received no corresponding cash. This may reduce, and in some years may substantially offset, the benefit of the Fund’s loss-harvesting process, and may require the Fund to sell portfolio holdings in order to make the required distribution.

Loss-Harvesting and Wash Sale Risk – The Fund’s tax-management process depends on selling positions held at a loss and maintaining exposure through a substitute security that is not substantially identical for the purposes of Section 1091 of the Internal Revenue Code. If a substitute security were determined to be substantially identical, or if the Fund’s lot-level records were inaccurate, the related losses could be disallowed and the anticipated tax benefit would not be realised. The substitute security will not perform identically to the security it replaces, which will cause the Fund’s return to differ from what it would have been. The capacity of the process depends on the size and breadth of the directly held portfolio and is therefore more limited while the Fund is small.

Margin and Liquidity Risk – Exchange-traded futures settle variation margin in cash each day. A rapid decline in the equity market produces an immediate cash obligation at the same time that the Fund’s portfolio is falling in value and shareholders may be redeeming. The Fund may be required to sell portfolio holdings at disadvantageous prices, or to reduce its derivatives exposure at an inopportune time, in order to meet that obligation or to satisfy redemption requests within the time required by law.

Tax Status and RIC Qualification Risk – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires it to satisfy income, diversification and distribution requirements. The Fund’s use of derivatives and its concentration in large-capitalization equities may make those requirements more difficult to satisfy. If the Fund failed to qualify, it would be subject to tax at the entity level and distributions to shareholders would be taxed as ordinary dividends, which would materially reduce shareholder returns.

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Investment Strategy Risk –The Fund is actively managed, and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Market and Volatility Risk – Equity markets and equity index derivatives can be highly volatile. The value of the Fund’s investments could decline significantly and without warning. Because the Fund’s total equity exposure is modestly above the value of its net assets, declines in the equity market are magnified relative to an unleveraged portfolio. If you are not prepared to accept significant and unexpected changes in the value of the Fund, and the possibility that you could lose money, you should not invest in the Fund.

Other Investment Companies Risk - The Fund may invest cash balances in money market funds and other registered investment companies. Those investments are subject to market and manager risk, and shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of the underlying funds. The Fund is not listed on any securities exchange, and its shares are purchased and redeemed at net asset value directly with the Fund.

Counterparty Risk — Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient, or if there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Hedging Transactions Risk - The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Performance. Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with those of the CRSP U.S. Total Market Index, a broad-based securities market index. The Fund does not seek to track that index, which is used solely as a comparative measure of broad market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling [ ] or by visiting [ ].

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Management. Welthy Advisers, LLC is the investment adviser to the Fund.

Portfolio Manager. José María Sánchez-Robles de las Rivas has managed the Fund since its inception.

Purchase and Sale of Fund Shares. The Fund offers Investor Class shares and Institutional Class shares by this Prospectus. The minimum investment for Institutional Class is $100. The Fund may waive these minimums at its discretion. The minimum subsequent investment is $25. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. The minimum investment for Investor Class shares is the same as for Institutional Class shares.

You can purchase or redeem shares directly from the Fund on any business day the NYSE is open by calling the Fund at [    ], where you may also obtain more information about purchasing or redeeming shares by mail, facsimile, or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Purchases through Broker-Dealers and Other Financial Intermediaries. You may be charged a fee if you effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

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INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Fund’s Investment Objectives and Principal Investment Strategies. This section of the Prospectus provides additional information about the investment practices and related risks of the Fund. The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in one or a combination of equity securities and equity-linked instruments that, in the aggregate, are designed to provide investment exposure to a broad universe of large-capitalization U.S. companies. The Adviser constructs and maintains that universe under its own methodology, weighted by float-adjusted market capitalization. The Fund does not seek to track, and is not managed against, any third-party index. The Fund is managed with the objective of minimizing net realized capital gain distributions, including through the systematic loss-harvesting and lot-level tax management process described above.

In pursuing the Fund’s investment objective, the Fund’s Adviser has broad discretion to determine, and to change over time, the mix of instruments and techniques used to obtain and manage this exposure, which may include, without limitation, any one or combination of:

●	Direct equity replication — purchasing the equity securities of index constituent companies directly, either in approximately their index weightings (full replication) or through a smaller basket of securities selected to track the risk and return characteristics of the full index (representative sampling);
●	Exchange-traded and over-the-counter derivatives — equity index futures, options and total return swaps used to obtain, adjust, hedge or supplement equity exposure;

●	Other funds and ETFs — shares of other investment companies or exchange-traded products that themselves provide index exposure;
●	Borrowing and reverse repurchase agreements — borrowing from banks, and entering into reverse repurchase agreements, with the proceeds invested in short-duration, high-quality instruments.

The Adviser may use any of these techniques alone or in combination, and may shift the balance among them over time based on market conditions, transaction costs, tax efficiency, counterparty considerations and other factors the Adviser deems relevant, without changing the Fund’s investment objective. Derivatives transactions and reverse repurchase agreements are subject to the Fund’s derivatives risk management program adopted under Rule 18f-4 under the Investment Company Act of 1940 and to the value-at-risk based limit on fund leverage risk imposed by that rule.

Fund-Level Margin/Leverage. The Fund may borrow money or use margin financing at the Fund level. The Adviser has broad discretion over how to deploy the proceeds of such borrowing, which may include additional equity or equity-linked exposure, short-term income-generating instruments and arrangements (which may include deposit accounts, short-term lending arrangements, or similar cash-management products, including those offered through third-party platforms), or a combination of both, based on the Adviser’s assessment of relative returns net of financing costs. There is no guarantee this strategy will succeed, and its use increases the Fund’s volatility and risk of loss.

Tax-Efficient Compounding Strategy. The Fund’s investment approach emphasizes minimizing portfolio turnover and realized capital gains, and minimizing fund-level taxable distributions, with the goal of allowing shareholder capital to compound over time with reduced tax drag, consistent with the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code.

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Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Cash Position. The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions to remain in compliance with certain regulations or margin requirements.

General Information Regarding Investing in the Fund. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in the Fund.

Additional Information Regarding Investment Strategies. Regarding any percentage restriction on investment or use of assets discussed in this prospectus, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of the security, but the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Principal Risks of Investing in the Fund. All investments carry risks and an investment in the Fund is no exception. No investment strategy is successful all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are set forth below:

Equity Securities Risk - Equity markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

●	Large Cap Securities Risk. While large cap companies tend to be more stable than small or mid cap companies, they can still experience significant volatility. These companies may face challenges such as slower growth rates, market saturation, and operational risks that could negatively impact their stock prices.

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Derivatives Risk – In general, a derivative instrument typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying commodity, security, currency, or a basket or index of such investments) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, forward contracts, options, and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall commodities markets. Additionally, to the extent the Fund is required to segregate or “set aside” liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

●	Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “Exercise Price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. OTC swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Leverage Risk - As part of the Fund’s principal investment strategy, the Fund will invest in Derivatives and other Instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument and the potential for greater loss. If the Fund uses leverage through activities such as purchasing Derivatives and other Instruments, the Fund has the risk that losses may exceed the net assets of the Fund. For example, reverse repos create leverage because the value of the securities sold may decline below the price at which the Fund is obligated to repurchase them, resulting in a loss. The Fund’s NAV while employing leverage will be more volatile and sensitive to market movements.

Tax Character and Section 1256 Risk – The equity index futures in which the Fund invests are section 1256 contracts under the Internal Revenue Code. They are marked to market for U.S. federal income tax purposes at the end of each taxable year, and any gain or loss is treated as 60% long-term and 40% short-term regardless of how long the position has been held. As a result, the Fund may be required to recognise and distribute taxable gain in a year in which it has not sold the corresponding equity positions and has received no corresponding cash. This may reduce, and in some years may substantially offset, the benefit of the Fund’s loss-harvesting process, and may require the Fund to sell portfolio holdings in order to make the required distribution.

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Loss-Harvesting and Wash Sale Risk – The Fund’s tax-management process depends on selling positions held at a loss and maintaining exposure through a substitute security that is not substantially identical for the purposes of Section 1091 of the Internal Revenue Code. If a substitute security were determined to be substantially identical, or if the Fund’s lot-level records were inaccurate, the related losses could be disallowed and the anticipated tax benefit would not be realized. The substitute security will not perform identically to the security it replaces, which will cause the Fund’s return to differ from what it would have been. The capacity of the process depends on the size and breadth of the directly held portfolio and is therefore more limited while the Fund is small.

Margin and Liquidity Risk – Exchange-traded futures settle variation margin in cash each day. A rapid decline in the equity market produces an immediate cash obligation at the same time that the Fund’s portfolio is falling in value and shareholders may be redeeming. The Fund may be required to sell portfolio holdings at disadvantageous prices, or to reduce its derivatives exposure at an inopportune time, in order to meet that obligation or to satisfy redemption requests within the time required by law.

Tax Status and RIC Qualification Risk – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires it to satisfy income, diversification and distribution requirements. The Fund’s use of derivatives and its concentration in large-capitalization equities may make those requirements more difficult to satisfy. If the Fund failed to qualify, it would be subject to tax at the entity level and distributions to shareholders would be taxed as ordinary dividends, which would materially reduce shareholder returns.

Redemption and Liquidity Risk – The Fund is sold directly to investors at a low minimum investment through a digital application, and the Adviser has no observed redemption behavior for that shareholder population. Large or unexpected redemptions could require the Fund to sell holdings at disadvantageous prices, to reduce its derivatives exposure, or to hold larger cash balances than it otherwise would, any of which could adversely affect performance.

Investment Strategy Risk –The Fund is actively managed, and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Market and Volatility Risk – Equity markets and equity index derivatives can be highly volatile. The value of the Fund’s investments could decline significantly and without warning. Because the Fund’s total equity exposure is modestly above the value of its net assets, declines in the equity market are magnified relative to an unleveraged portfolio. If you are not prepared to accept significant and unexpected changes in the value of the Fund, and the possibility that you could lose money, you should not invest in the Fund.

Other Investment Companies Risk - The Fund may invest cash balances in money market funds and other registered investment companies. Those investments are subject to market and manager risk, and shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of the underlying funds. The Fund is not listed on any securities exchange, and its shares are purchased and redeemed at net asset value directly with the Fund.

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Counterparty Risk — Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient, or if there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Hedging Transactions Risk - The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Disclosure of Portfolio Holdings. The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.welthy.fund].

MANAGEMENT

Investment Adviser. Welthy Advisers, LLC, subject to the oversight of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in [   ] and is registered with the SEC as an investment adviser. The Adviser’s principal address is 325 S Biscayne Blvd, Miami, FL 33131.

The Adviser has entered into an investment advisory agreement with the Fund (the “Advisory Agreement”) under which the Adviser directs the management of the investments for the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser is to receive annually 1.50% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Fund is available in the Fund’s Form N-CSR dated [    ].

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The Adviser has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, borrowing expenses, 12b-1 Fees, Shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 2.00% for the Fund, through at least February 28, 2029. Subject to approval by the Fund’s Board of Trustees, any waiver under the expense limitation agreement is subject to repayment by the Fund for three years after such fee waiver or expense reimbursements were incurred, if the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. This agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Advisory Agreement is terminated.

Portfolio Manager. José María Sánchez-Robles de las Rivas serves as the portfolio manager of the Fund from its inception and is primarily responsible for the day-to-day management of the Fund.

José María Sánchez-Robles de las Rivas, Portfolio Manager. Mr. Sánchez-Robles is a co-founder of Welthy, Inc. and has served as its Co-Chief Executive Officer and a Director since July 2026, and as an authorized person and Portfolio Manager of the Adviser since July 2026, in each case on a full-time basis. The Adviser was organized on May 8, 2026 and did not conduct business before that date. From June 2024 to July 2026 he served as an Investment Banking Associate at J.P. Morgan in New York, having previously interned there as an Investment Banking Summer Associate in 2023. He received an MBA from NYU Stern School of Business in 2024. From July 2019 to August 2022 he served as an Equity and Derivatives Trader on the Global Markets desk at BBVA Corporate & Investment Banking in Madrid, Spain, and from July 2017 to July 2019 on BBVA’s Syndicated Loans – Foreign Branches team. He holds the FINRA Series 79 and Securities Industry Essentials examinations and the NASAA Series 63.

More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund are included in the SAI.

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CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR, AND TRANSFER AGENT

Custodian. To be determined (under review among several alternatives) (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administrator and Transfer Agent. Trailmark Fund Solutions, LLC (the “Administrator”) serves as the Fund’s administrator, fund accounting agent, transfer agent, and dividend-disbursing agent. As indicated below under the caption “Investing in the Fund,” the Administrator will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares. [       ] (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

Certain Expenses. In addition to the investment advisory fees, the Fund pays all its expenses not assumed by the Adviser, which may include, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

The Adviser does not currently make, and does not currently intend to make, payments to financial intermediaries for marketing, promotional or related expenses, or any other payments of the kind commonly referred to as “revenue-sharing payments.” If the Adviser proposes to enter into any such arrangement, it will do so only out of its own resources and after presenting the arrangement to the Board of Trustees.

Distribution Fees. The Institutional Class offered by this Prospectus has not adopted a plan under Rule 12b-1 and does not bear any Rule 12b-1 fee. The Trust, on behalf of the Fund’s Investor Class, has adopted a Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”); the Investor Class is offered by this Prospectus and pays a fee under the Plan. Pursuant to the Plan, the Investor Class may pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Investor Class’s average daily net assets. As of the date of this Prospectus and until further notice, the Fund does not pay any fees pursuant to the Plan.

Certain financial intermediaries may contract with the Fund, or its designees, to perform networking, recordkeeping, sub-accounting or administrative services for shareholders of the Fund, for which they may receive compensation from the Fund, its designees, or the Adviser. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Minimum Initial Investment. Fund shares are sold and redeemed at NAV. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum investment is $100. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Funds, or otherwise by the Adviser in its sole discretion.

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Pricing of Shares. The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received in good form. An order is in good form if it includes a complete application and payment in full of the purchase amount. A share class’s NAV is calculated by dividing the value of a share class’s total assets, less liabilities (including shares class expenses, which are accrued daily), by the total number of outstanding shares of each share class. The NAV per share class is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate share class’s NAV on business holidays when the NYSE is closed.

The Fund’s NAV per share is published daily on [     ] which is publicly accessible. Shareholders and prospective investors can locate the Fund’s current NAV per share by visiting [        ].

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Board, the Adviser is responsible for notifying the Board when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Funds’ normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Trustees monitor and evaluate the Fund’s use of fair value pricing.

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The SEC adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule, a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. Within the Adviser, fair value determinations are made by Mariano Alday Bonanno, the Adviser’s Chief Compliance Officer, who is not involved in the Fund’s portfolio management, in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that Mr. Alday deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by Mr. Alday at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by the Advisor with respect to services for which it receives an asset-based fee. For more information on the Trust’s fair value procedures, please see the section titled “Net Asset Value” in the SAI.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC, or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Board determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account. To open an account with a Fund, take the following steps:

(1) Complete an Account Application. Be sure to indicate the type of account you wish to open and the amount of money you wish to invest. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

(2) Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the name of the Fund in which you are investing to:

Welthy U.S. Market Challenger Fund

c/o Trailmark Fund Solutions, LLC

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for canceled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by a Fund or the Transfer Agent in connection with any canceled check.

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Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call [    ] for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then-current public offering price. The minimum subsequent investment is $25. Before adding funds by bank wire, please call the Fund at [     ] and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Fund shares through automatic charges to shareholders’ checking accounts. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified, at the public offering price. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receive this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with its next NAV calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to their inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

●	We price direct purchases based on the next public offering price (NAV) computed after your order is received. Direct purchase orders received by the Transfer Agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day’s public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to the Transfer Agent on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

●	We do not accept third-party checks for any investments.

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●	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

●	We may refuse to accept any purchase request for any reason or no reason.

●	We mail you confirmations of all your purchases or redemptions of Fund shares.

●	Certificates representing shares are not issued.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Shares. Shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund.

Verification of Shareholder Transaction Statements. You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Funds may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy. The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank or if a wire is not received by the settlement date. The Fund may charge a fee for insufficient funds, and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur because of the canceled purchase.

REDEEMING SHARES

Regular Mail Redemptions. Regular mail redemption requests should identify the name of the Fund and be addressed to:

Welthy U.S. Market Challenger Fund

c/o Trailmark Fund Solutions, LLC

3000 Auburn Drive, Suite 410

Beachwood, OH 44122

Regular mail redemption requests should include the following:

(1) Your letter of instruction specifying the Fund, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2) Any required signature guarantees (see “Medallion Signature Guarantees” below); and

(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit-sharing plans, and other entities.

Except as provided below, your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 calendar days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV, determined after receipt of the request for redemption, will be used to process the request.

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The Fund expects to meet redemption requests through cash holdings or cash equivalents and anticipates using these holdings regularly. The Fund expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form: (i) for payment by check, the Fund expects to mail the check within two business days; and (ii) for payment by wire or automated clearing house (“ACH”), the Fund expects to process the payment within two business days. Payment of redemption proceeds may take up to seven days as permitted under the 1940 Act. Under unusual circumstances, as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing its overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling [   ]. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# [        ] The confirmation instructions must include the following:

(1)	Name of the Fund;

(2)	Shareholder name(s) and account number;

(3)	Number of shares or dollar amount to be redeemed;

(4)	Instructions for transmittal of redemption funds to the shareholder; and

(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or any other authorized person. Alternatively, you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund, at its discretion, may choose to pass through any charges imposed by the Fund’s custodian for wire redemptions to redeeming shareholders. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If the wire transfer of funds is impossible or impractical, the redemption proceeds will be mailed to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself as the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a 30-day cure period, then the Fund may, at its discretion, liquidate the account.

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Redemptions In Kind. The Fund expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. Less often, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to pay for a redemption in securities rather than cash, known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem their shares by payment in kind, conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90 days, the lesser of (a) $250,000 or (b) 1% of the Fund’s NAV at the beginning of such period. Redemption requests over this limit may be satisfied in cash or in kind at the Fund’s election.

Medallion Signature Guarantees. To protect your account and the Fund from fraud, Medallion Signature Guarantees may be required to ensure that you have authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests over $50,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, a credit union (if authorized under state law), a registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf, and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed received by the Fund when an authorized broker or broker-authorized designee accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s NAV after the authorized broker or broker-authorized designee receives the orders. A broker or agent may also charge investors a fee if shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for instructions on purchasing or redeeming the Fund’s shares.

Telephone Purchases by Securities Firms. Brokerage firms that are FINRA members may telephone the Transfer Agent at [      ] and buy shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, it may be liable if the Transfer Agent fails to follow these established procedures. The Fund may modify or terminate these telephone privileges at any time.

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Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account or for existing shareholders to add to their accounts is subject to modification or limitation if a Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

▪	an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing a Fund to maintain a higher level of cash than would otherwise be the case or causing the Fund to liquidate investments prematurely; and

▪	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

You should note that if the Fund invests in securities of foreign companies traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

The Board has approved certain market timing policies and procedures to protect shareholders from Disruptive Trading. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. Generally, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells or sells and then buys shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where a Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases under dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level and may contact a shareholder to request an explanation of any activity that the Fund suspects is Disruptive Trading.

Notwithstanding the preceding, the Fund may also act if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund cannot guarantee that its market timing policies and procedures will effectively detect and deter all Disruptive Trading.

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OTHER IMPORTANT INFORMATION

Distributions, Dividends and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their tax advisors for advice about federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute all or substantially all its annual income and gains to its shareholders. Dividends paid by the Fund derived from net investment income, if any, will generally be paid annually, and capital gain distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund. Although the Fund will not be taxed on the amounts they distribute, shareholders will generally be taxed on distributions, regardless of whether they are paid by the Fund in cash or reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income includes dividends paid by U.S. corporations and certain qualifying foreign corporations provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by a Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

Taxable distributions the Funds pay to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

Generally, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

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Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is how the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs. The entire position is not sold at one time. The Fund’s standing tax lot identification method covers shares that will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax adviser regarding your circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, including a tax professional, concerning any decisions you may make concerning choosing a tax lot identification method.

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FINANCIAL HIGHLIGHTS

The Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.

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PRIVACY NOTICE

FACTS	WHAT DOES WELTHY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪    Social Security number

▪    Assets

▪    Retirement Assets

▪    Transaction History

▪    Checking Account Information

▪    Purchase History

▪    Account Balances

▪    Account Transactions

▪    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Trailmark Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Welthy Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 216-329-4271

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Who we are
Who is providing this notice?	Trailmark Series Trust Trailmark Fund Solutions, LLC (Transfer Agent) Foreside Fund Services, LLC (Distributor)
What we do
How does Trailmark Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Trailmark Series Trust collect my personal information?

We collect your personal information, for example, when you

▪    Open an account

▪    Provide account information

▪    Give us your contact information

▪    Make deposits or withdrawals from your account

▪    Make a wire transfer

▪    Tell us where to send the money

▪    Tell us who receives the money

▪    Show your government-issued ID

▪    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ None
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Trailmark Series Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Trailmark Series Trust does not jointly market.

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FOR MORE INFORMATION

Additional information about the Fund’s investments will be available in their annual and semi-annual reports to shareholders, when issued. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

A SAI about the Fund has been filed with the SEC. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports, and other information about the Fund, or to make inquiries about the Fund, write the Fund at Welthy U.S. Market Challenger Fund, c/o Trailmark Fund Solutions, LLC, 3000 Auburn Drive, Suite 410, Beachwood, OH 44122, or call the Fund at 216-329-4271. The SAI is also available on the Fund’s website at [    ].

Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File Number: 811-23089

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Welthy U.S. Market Challenger Fund

Institutional Class Shares: WLZYX

Investor Class Shares: HOLDX

A series of Trailmark Series Trust

3000 Auburn Drive, Suite 410

Beachwood, Ohio 44122

STATEMENT OF ADDITIONAL INFORMATION

[●], 2026

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated [●], 2026, as the same may be revised (the “Prospectus”) of the Welthy U.S. Market Challenger Fund (the “Fund”). Welthy Advisers, LLC is the investment adviser (the “Adviser”) to the Fund.  A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number below or by visiting the Fund’s website at [  ].

THE TRUST

Trailmark Series Trust (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. The Fund is an open-end management investment company and a separate series of the Trust. The Prospectus describes the Fund’s investment objectives and principal investment strategies, as well as the principal investment risks of the Fund. The Fund is diversified.

The Fund issues and offers two classes of shares: Investor Class Shares and Institutional Class Shares. Both classes are offered by the Fund’s prospectus. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of that series and is entitled to such dividends and distributions out of income belonging to the applicable class of that series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Expenses attributable to a class of shares of the Fund are borne by that class, and thus the net asset values per share of the classes may differ. On any matter submitted to a vote of the shareholders, each shareholder shall be entitled to one vote for each dollar (and fractional vote for each fractional dollar) of net asset value standing in such shareholder’s name on the books of the Fund and Class in which such shareholder owns shares which are entitled to vote. The Board of Trustees of the Trust (the “Board” or the “Trustees”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Investment Policy. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-linked instruments designed to provide investment exposure to a broad universe of large-capitalization U.S. companies. The Adviser constructs and maintains that universe under its own methodology, weighted by float-adjusted market capitalization, and the Fund does not seek to track, and is not managed against, any third-party index. The Fund obtains part of its equity exposure through exchange-traded equity index futures, so that total equity exposure is modestly above the value of the Fund’s net assets, and invests assets not required as margin or collateral in short-duration, high-quality instruments. This policy is non-fundamental and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

Welthy Advisers, LLC (the “Adviser”) acts as investment adviser to the Fund.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund may not:

a.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

b.	Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

c.	Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

d.	Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

e.	Purchase physical commodities or forward contracts relating to physical commodities;

f.	Make loans to other persons, except (i) loans of portfolio securities and loans represented by a note, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies may be deemed to be loans;

g.	Invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. The 25% limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to investment limitation (g), if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

The investment objective of the Fund and a description of its principal investment strategies are set forth under “Principal Investment Strategies” and “Principal Investment Risks” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the applicable Fund’s outstanding voting securities. The following pages contain more detailed information about the types of instruments in which the Fund may invest, and a summary of related risks.

Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains. Because the Adviser engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs and incur custody charges, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases investment opportunity and the Fund’s ability to achieve greater returns. However, it also increases investment risk. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed (or floating), during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the investments made with borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund may also borrow for temporary liquidity purposes, such as to meet redemptions, rather than to leverage its investment portfolio.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as Adviser to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Master Notes typically are not rated by credit rating agencies.

The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the Adviser, under guidelines established by the Board, to be of comparable quality.

Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Fund may also invest in warrants and rights related to common stocks.

Convertible Securities. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Fixed Income Securities. Fixed income securities in which the Fund may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities. The Fund may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act)

Foreign Investments. The Fund may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Fund to currency fluctuation risks.

Depositary Receipts. The Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. The Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

The Fund may write only foreign currency options that are “covered” or for which the Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value. A call option is “covered” if the Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency. The Fund may write put options on a fully covered basis on a currency the Fund intends to purchase or where the Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, the Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” herein.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

Foreign Government Obligations. The Fund may invest in obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. Sovereign debt may be issued by foreign developed and emerging market governments and their respective sub-divisions, agencies or instrumentalities, government sponsored enterprises and supranational government entities. Supranational entities include international organizations that are organized or supported by one or more government entities to promote economic reconstruction or development and by international banking institutions and related governmental agencies. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may decide to default on their sovereign debt in whole or in part. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no known bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. See also “Foreign Investment Risk.”

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by the Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Investment Company Securities. The Fund may invest in securities issued by other investment companies including closed-end investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the “5% Limitation”); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the “10% Limitation”); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund may rely on Rule 12d1-3 under the Investment Company Act of 1940 (the “1940 Act”), which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The Fund invests in shares of money market funds in reliance on Rule 12d1-1 under the 1940 Act, which permits such investments without regard to the limitations described above, subject to the conditions of that rule. The Fund does not currently intend to acquire securities of any other investment company in excess of the limitations described above. Should the Fund propose to do so, it would rely on Rule 12d1-4 under the 1940 Act and would satisfy that rule’s conditions, including its limits on control and voting, the required findings regarding the duplication of fees, and, in the case of an unaffiliated acquired fund, the execution of a fund of funds investment agreement.

Closed-End Investment Companies. The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Fund, together with any company or companies controlled by the Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund. Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market. The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares. Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

Some closed-end funds are business development companies (“BDCs”). BDCs may carry risks similar development to those of a private equity or venture capital fund. BDCs company risk are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds. An investor may incur increased tax liabilities by investing in the Funds rather than directly in the underlying funds.

Exchange Traded Funds. The Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies, see “Securities of Other Investment Companies” above.

When the Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF. These risks could include those associated with small companies, illiquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

To offset the risk of declining security prices, the Fund may invest in inverse ETFs. Inverse ETFs are funds designed to rise in price when stock prices are falling. Inverse ETF index funds seek to provide investment results that will match the inverse of the performance of a specific benchmark on a daily basis. For example, if an inverse ETFs current benchmark is the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 5%). Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. However, the Fund will not invest in inverse ETFs that employ leverage.

A Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as “Underlying Funds”). The 1940 Act provides that ETFs and mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

A Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, pursuant to Section 12(d)(1)(F) provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Exchange-Traded Notes. The Fund may invest in exchange-traded notes (“ETNs”). ETNs are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and exchange traded funds (“ETFs”). An ETN’s returns are based on the performance of a market index minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees.

Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of an ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress have considered proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders’ and custodial fees, including fees to an Adviser or its affiliate, in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of an Adviser, the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the Adviser, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Adviser, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Municipal Securities. Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

Preferred Stocks. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds. There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The Fund may invest in “private activity” bonds. The Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers. A participation interest gives the Fund an undivided interest in the municipal securities in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal securities. These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

REITs. The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs” “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the Adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Restricted and Illiquid Securities. The Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, the Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. The Fund’s valuation of these securities will reflect relevant liquidity considerations. Under criteria established by the Fund’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act. Section 4(a)(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(a)(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(a)(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(a)(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(a)(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund’s obligation to repurchase the securities.

Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions between Russia and Ukraine. These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.

China remains a risk factor to both global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steel used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability.

It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.

Small and Unseasoned Companies. Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Fund may need to sell them over an extended period or below the original purchase price. Investments by the Fund in these small or unseasoned companies may be regarded as speculative.

United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Warrants. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund’s total assets, less liabilities other than the obligations created by these commitments.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund and disclosure of purchases and sales of such securities may be made to shareholders of the Trust or other persons. These policies include the following:

●	Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day, at least 24 hours after such day.

●	Public disclosure regarding the Fund’s Portfolio Securities is made quarterly through the Fund’s Semi-Annual and Annual Reports (“Official Reports”) and in the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased, or sold by the Fund.

●	Information regarding Portfolio Securities and other information regarding the investment activities of the Portfolio may be disclosed to rating and ranking organizations for use in connection with rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●	The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit (i) disclosure of information to the Trust’s investment adviser or to other Trust service providers, including but not limited to the Third Parties listed below or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

●	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Fund or purchased or sold by the Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●	The CCO shall inform the Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, as well as the rationale supporting approval.

●	Neither the Trust’s investment adviser nor the Trust (or any affiliated person, employee, officer, trustee, or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased, or sold by the Fund.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Welthy Advisers, LLC (Adviser)	Daily	None	Daily	Daily
Gryphon 17, LLC, d/b/a Trailmark Fund Solutions (Administrator)	Daily	None	Daily	Daily
[ ] (Custodian)	Daily	None	Daily	Daily
[ ] (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Thompson Hine, LLP (Trust Counsel)	As needed	None	As needed	As needed
[ ] (Proxy Voting Agent)	Daily	None	As needed	As needed
Factset	Daily	None	Daily	Daily
Advent	Daily	None	Daily	Daily
[ ] (Distributor)	Daily	None	Daily	Daily

TRUSTEES AND OFFICERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust,” each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board shall, for any reason, exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser are indicated in the table. The address of each Trustee and Officer is 3000 Auburn Drive, Suite 410, Beachwood, OH 44122.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During the Past 5 Years	Number of Funds Overseen in the Fund Complex[1]	Other Directorships During the Past 5 Years
Independent Trustee
Nicholas Carmi – 1966	Trustee	Since 2021	Head of the Exchange, Figure Markets, Inc. (2024-present); Chief Operating Officer, Lionsoul Global Inc. (2023-2024); Vice President, Institutional Markets, Circle Internet Financial LLC (2022-2024); Head of Financial Markets, BitGo Holdings (2019-2022)	[●]	None
Jay Nusblatt – 1961	Trustee	Since 2025	Retired, (2023-present); Managing Director, Sales and Business Development, Donnelley Financial Solutions (2016-2023)	[●]	None
Interested Trustees
Christopher MacLaren[2] – 1978	Trustee	Since 2025	Founder and Managing Member of Gryphon 17, LLC (2021-present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018-2021)	[●]	None

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During the Past 5 Years	Number of Funds Overseen in the Fund Complex[1]	Other Directorships During the Past 5 Years
Officers
Brandon J. Byrd - 1981	President, Anti-Money Laundering (“AML”) Officer	Since 2025 Since 2022	Director of Fund Operations, Trailmark Fund Solutions (2022-present); Chief Operating Officer, 360 Funds Trust/M3Sixty Funds Trust, M3Sixty Administration, LLC (2001-2021)	N/A	N/A
Jon Wowak - 1976	Chief Compliance Officer	Since 2025	Managing Director & Chief Compliance Officer, Gryphon Compliance Services, LLC (2023-present); Managing Directors, ACA Global (2022-2023); Chief Operating & Financial Officer, Cipperman Compliance Services LLC (2016-2022)	N/A	N/A
Robert Silva - 1966	Treasurer	Since 2024	Managing Director, Trailmark Fund Solutions (2023-present); Treasurer, Connetic Venture Capital Access Fund (2024-present); Director of Fund Administration, Impax Asset Management, LLC (2014-2023); Assistant Treasurer, Impax Series Trust I (2015-2023); Assistant Treasurer, Impax Series Trust III (2015-2023)	N/A	N/A
Troy Williamson – 1993	Assistant Treasurer	Since 2025	Manager, Trailmark Fund Solutions (2023-present); Senior Fund Administrator, Voya Investment Management (2019-2023)	N/A	N/A

[1]	As of [●], 2026, the Trust was comprised of [●] active portfolios managed by [●]unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

[2]	Mr. MacLaren is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his position as Executive Chairman of the Trust’s Administrator.

Board Structure. The Trust’s Board includes two independent Trustees. Mr. Nusblatt serves as Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds quarterly meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Byrd, and the Trust’s CCO, Mr. Wowak, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee (discussed in more detail below). The Audit Committee is comprised entirely of independent Trustees.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes, and skills considering the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes, and/or skills for each Trustee:

Nicholas Carmi	Mr. Carmi brings over 30 years of experience in financial services in prime brokerage services. He has worked extensively in cryptocurrency, providing an additional perspective and understanding to fund investment strategies. He earned his BS and MS in Applied Mathematics and Statistics from Stoney Brook University.
Jay Nusblatt	Mr. Nusblatt is a retired financial services executive, having worked the majority of his career in the mutual fund industry. Mr. Nusblatt focused on fund accounting and administration, where he held a number of leadership roles at PNC Global Investment Servicing and The Bank of New York. He earned his MBA from Jefferson University (formerly, Philadelphia Textile) and a BA in Accounting from Babson College.
Christopher MacLaren	Mr. MacLaren has over 21 years of experience in the financial services industry. Mr. MacLaren founded Gryphon Fund Group, providing administration, transfer agency and compliance services to the registered fund industry. He earned his BA from Wittenberg University in Economics and his MS in Accountancy, Accounting and Audit.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent registered public accounting firm on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating and Corporate Governance Committee: All the Independent Trustees are members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter included as Appendix C. This charter also describes the process by which shareholders of the Trust may make nominations.

Trustees’ Ownership of Fund Shares. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of this SAI, and stated as one of the following ranges: A = None; B = $1-$10,000; C = 10,001-$50,000; D = $50,001-100,000; and E = over $100,000.

Independent Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by a Director in a Family of Investment Companies
Jay Nusblatt	A	A
Nicholas Carmi	A	A
Chris MacLaren	A	A

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Trust officers and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Independent Trustee received a fee of $6,000 per meeting (allocated by number of funds within the Trust) and the Chair of the Audit Committee will receive an annual compensation of $10,000 (allocated by the number of funds in the Trust). The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The following table shows the compensation anticipated to be earned by each Trustees during the initial fiscal year of the Fund.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Independent Trustees
Nicholas Carmi	$[●]	[●]	[●]	$[●]
Jay Nusblatt	$[●]	[●]	[●]	$[●]
Interested Trustees
Christopher MacLaren	$[●]	[●]	[●]	$[●]

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Principal Holders of Voting Securities. As of the date of this SAI, the Independent Trustees of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) none of the then outstanding shares of the Fund.

As of the date of this SAI, no shareholder owned more than 5% of any class of the Fund’s outstanding shares.

INVESTMENT ADVISER

Welthy Advisers, LLC., a Delaware limited liability company, located at 325 S Biscayne Boulevard 1415, Miami, FL 33131, serves as investment adviser to the Fund. The Adviser was formed in August 2026 for the purposes of managing the Fund. Under the terms of the management agreement, the adviser is responsible for formulating the Fund’s investment policies, making ongoing investment decisions and directing portfolio transactions. The Adviser is controlled by José María Sánchez-Robles de las Rivas and Mariano Bonanno.

The Management Agreement provides that the Adviser will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreement, the Adviser manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Adviser to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund.

For its services under the Management Agreement, the Adviser is paid a management fee at the annual rate of 1.50% of the average daily net assets of the Fund. The management fee is accrued daily and paid at least monthly. The Adviser pays expenses incurred by it in connection with acting as investment adviser, other than costs (including brokerage costs; legal fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; acquired fund expenses and extraordinary expenses) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Adviser pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

Expense Limitation Agreement. The Adviser has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, borrowing expenses, 12b-1 fees, Shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 2.00% for the Fund, through at least February 28, 2029.

Except for the expenses described above that have been assumed by the Adviser, all expenses incurred in administration of the Fund will be charged to the Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of the Fund, including the expenses of communications with its shareholders, are paid by the Fund.

The Management Agreement with the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund. The Management Agreement may be terminated at any time upon 60 days’ written notice by the relevant Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Adviser and will terminate automatically upon assignment.

The Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Manager. José María Sánchez-Robles de las Rivas is the portfolio manager responsible for the day-to-day management of the Fund.

Compensation. José María Sánchez-Robles de las Rivas receives a portion of the Adviser’s profits as compensation.

Ownership of Fund Shares. The table below shows the amount of the Fund’s equity securities beneficially owned by each member of the portfolio management team as of the date of theis SAI, and stated as one of the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
José María Sánchez-Robles de las Rivas	$[●]

Other Accounts. José María Sánchez-Robles de las Rivas does not manage any other accounts in addition to the Fund.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, a portfolio manager who manages multiple funds is presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

●	With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

●	The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts. One of the portfolio manager’s numerous responsibilities may be to assist in the sale of Fund shares. Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

●	The Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Adviser and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTOR

[    ] (the “Distributor”), [      ], serves as distributor for the Fund. The Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund’s shares. Shares of the Fund are offered to the public on a continuous basis pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund. The Distributor receives the portion of the sales charge on all direct initial investments in the Fund and on all investments in accounts with no designed dealer of record.

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

Fund Accountant and Administrator. Trailmark Fund Solutions (formerly known as Gryphon Fund Group, LLC) (the “Administrator”), located at 3000 Auburn Drive, Suite 410, Beachwood, Ohio 44122, serves as administrator and fund accountant Fund pursuant to the Master Fund Services Agreement.

Under the Master Fund Services Agreement, the Administrator performs various administrative services, including providing various executive and administrative services such as preparing or overseeing the preparation by the Trust’s service providers, working with other professional firms where appropriate, of (i) filings with the Securities and Exchange Commission, FINRA, state securities commissions and other applicable agencies and authorities, (ii) financial statements and reports to shareholders, (iii) tax returns; (iv) proxy materials and post-effective amendments to the Trust’s registration statement; and (v) necessary materials for meetings of the Board.

The Administrator also provides the Trust with accounting services, including: maintaining and keeping current the general ledger for the Fund, recording all income and expenses, capital share activity and security transactions of the Fund. Administrator shall calculate the net asset value of the Fund and the per share net asset value of the Fund, in accordance with the Fund’s current prospectus and statement of additional information, once daily as of the time selected by the Board. Administrator shall prepare and maintain a daily valuation of all securities and other assets of the Fund in accordance with instructions from a designated officer of the Trust and in the manner set forth in the Fund’s current prospectus and statement of additional information. In valuing securities of the Trust, Administrator may contract with, and rely upon market quotations provided by, outside services.

For the administrative and accounting services rendered to the Fund by the Administrator, the Fund pays the Administrator a minimum fee and an asset based fee. The Fund also pays the Administrator for any out-of-pocket expenses.

Fund Transfer Agent and Dividend Dispersing Agent. Trailmark Fund Solutions (formerly known as Gryphon Fund Group, LLC), located at 3000 Auburn Drive, Suite 410, Beachwood, OH 44122, also serves as dividend disbursing agent and transfer agent (the “Transfer Agent”) pursuant to the Master Fund Services Agreement with the Trust.

Under the Master Fund Services Agreement, the Transfer Agent is responsible for, subject to the policies and direction of the Board, providing day-to-day supervision for the dividend disbursing, transfer agent, and shareholder servicing operations of the Fund.

For the dividend and transfer agency services rendered to the Fund by the Transfer Agent, the Fund pays the Transfer Agent a minimum fee and an asset based fee. The Fund also pays the Transfer Agent for any out-of-pocket expenses.

12B-1 Plan

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. Under the plan, the Fund pays a service fees based on annualized percentages of average daily net assets, of up to 0.25% for Investor Class shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Adviser and/or its affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include affiliates of the Adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other Financial Intermediaries through which investors may purchase shares of the Fund, including your Financial Intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the Adviser and/or its affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Contact your Financial Intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services plan, also benefit the Adviser, and its affiliates to the extent the payments result in more assets being invested in the Fund on which fees are being charged.

The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other Financial Intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Your Financial Intermediary may provide shareholder services that differ from the services provided by other Financial Intermediaries. Services provided by your Financial Intermediary may vary by class. You should ask your Financial Intermediary to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Financial Intermediary may receive different compensation depending on the share class in which you invest.

CUSTODIAN

[   ]., located at [   ], serves as the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

COUNSEL

Thompson Hine LLP, located at 3900 Key Center, 127 Public Square, Cleveland, OH, 44114, serves as the Trust’s legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is [●], located at [●]. Shareholders will receive annual financial statements, together with a report of independent registered public accounting firm, and semiannual unaudited financial statements of the Fund. The independent registered public accounting firm will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

CODE OF ETHICS

The Trust, the Distributor and the Fund have adopted codes of ethics under Rule 17j-1(c) under the 1940 Act. The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund. Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Fund, subject to the restrictions of the code. The codes are filed as exhibits to the Trust’s registration statement.

PROXY VOTING POLICY

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to the Trustees’ oversight. Copies of the Adviser’s Proxy Voting Policy are included as Appendix B to this SAI.

Each year, the Fund is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period, which ended June 30, within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at [   ]; and (2) on the SEC’s website at http://www.sec.gov.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

Subject to policies established by the Board, the Adviser is responsible for placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Under normal circumstances, the Adviser expects that it will typically select White Mountain Capital, LLC, an affiliated broker/dealer, to execute transactions for the Fund (the “Affiliated Broker”). In such instances the placement of orders with the Affiliated Broker will be consistent with the Fund’s objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate of the Adviser. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. This standard would allow the affiliated broker to receive no more than reasonable and fair compared remuneration than would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Any commission, fee or other remuneration paid to the Affiliated Broker or dealer will be paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act and Rule 17e-1 under the 1940 Act. The Adviser does not believe that the restrictions on transactions with the affiliated brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund’s ability to take advantage of market opportunities, or the Fund’s overall performance.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, the Fund, as described above, may place transactions with affiliates of the Adviser. The Fund may also place transactions with affiliates of the Distributor. As the level of securities trading increases, the level of commissions paid by the Fund to any Adviser affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliate receives compensation based on the amount of transactions completed, there could be an incentive on the part of the Adviser to effect as many transactions as possible, thereby maximizing the commissions its affiliate receives. In connection with the execution of securities transactions, subject to its policy of best execution, the Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers as more fully described below.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the Fund and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Adviser and not solely or necessarily for the benefit of the Fund. The Adviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser’s affiliate’s receipt of brokerage and research services. To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Adviser in serving the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Adviser. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Adviser will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

Under the 1940 Act, persons affiliated with an affiliate of the Adviser or the Distributor may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

The Fund will not affect any brokerage transactions in its portfolio securities if such transactions would be unfair or unreasonable to Fund shareholders. The Management Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Board, be (a) fair and reasonable when compared to rates charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to the Adviser and its other customers, and rates and other information concerning the commissions charged by other qualified brokers. Neither the Distribution Agreement nor the Management Agreement provide for a reduction of the Distributor’s or Adviser’s respective fees by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Fund.

The Fund will not acquire portfolio securities issued by or enter into repurchase agreements or reverse repurchase agreements with the Adviser, the Distributor or their affiliates.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.

NET ASSET VALUE

For the Fund, net asset value (“NAV”) per share is determined by dividing the total value of that Fund’s assets, less any liabilities, by the number of shares of that Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company’s involvement in merger or acquisition activity, with widely varying valuations placed on the company’s assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost, plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund intends to qualify, as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards. Capital losses incurred in tax years beginning after December 22, 2010, may now be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s income dividends paid to you.

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders. It is not likely that the Fund will be able to do so. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund may elect to mark-to-market a PFIC and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are generally not eligible for the reduced rate of tax on “qualified dividend income.” In the alternative, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently approximately 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by the Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax. The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

FINANCIAL STATEMENTS

The Fund’s financial statements will be available in the Fund’s first Form N-CSR. You can obtain a copy of the Annual Report without charge by calling the Fund at [    ].

APPENDIX A

WELTHY ADVISERS, LLC

PROXY VOTING POLICIES AND PROCEDURES

[      ]

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

Trailmark Series Trust

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”), incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed August 20, 2015.

(a)(2)	Amendment No. 1, dated August 17, 2016, to Trust Instrument, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed August 19, 2016.

(a)(3)	Amendment No. 2, dated November 2, 2021, to Trust Instrument, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-1A filed on November 10, 2021.

(a)(4)	Amendment No. 3, dated July 29, 2025, to Trust Instrument, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(b)(1)	By-Laws, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed on September 23, 2016.

(b)(2)	Amendment No. 1, dated August 17, 2016, to Bylaws, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 23, 2016.

(b)(3)	Amendment No. 2, dated July 29, 2025, to Bylaws, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(c)	Articles II, VI, VII, VIII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)(a)	Investment Advisory Agreement, dated November 11, 2021, between the Registrant, and IDX Advisors, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 to Registration Statement on Form N-1A filed April 22, 2022.

(d)(1)(b)	Amended Schedule A-1 to the Investment Advisory Agreement, dated February 23, 2026, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(d)(2)	Investment Advisory Agreement between the Registrant and Modern Capital Management Co., on behalf of the Modern Capital Tactical Income Fund, to be filed by subsequent amendment.

(d)(3)	Investment Advisory Agreement between the Registrant and Welthy Advisers, LLC, on behalf of the Welthy U.S. Market Challenger Fund, to be filed by subsequent amendment.

(e)(1)	Distribution Agreement, dated April 8, 2022, between the Registrant and Foreside Fund Services, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 45 to Registration Statement on Form N-1A filed April 22, 2022.

(e)(2)	Amendment 1 to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to Registration Statement on Form N-1A filed on April 28, 2023.

(e)(3)	Amendment 2 to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC , incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(e)(4)	Distribution Agreement between the Registrant and Vigilant LLC, to be filed by subsequent amendment.

(e)(5)	Distribution Agreement between the Registrant and [ ], on behalf of the Welthy U.S. Market Challenger Fund, to be filed by subsequent amendment.

(f)	Not Applicable.

(g)(1)	Custody Agreement, dated January 5, 2021, between the Registrant and U.S. Bank National Association, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 39 to Registration Statement on Form N-1A filed October 28, 2021.

(g)(2)	Amendment No. 1 to the Custody Agreement between the Registrant, on behalf of the IDX Risk-Managed Digital Assets Strategy Fund (formerly, the IDX Risk-Managed Bitcoin Strategy Fund), and U.S. Bank National Association, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-1A filed November 10, 2021.

(g)(3)	Amendment No. 2 to the Custody Agreement between the Registrant, on behalf of the IDX Commodities Strategy Fund, and U.S. Bank National Association, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to Registration Statement on Form N-1A filed on April 28, 2023.

(g)(4)	Amendment No. 3 to the Custody Agreement between the Registrant, on behalf of the IDX Adaptive Opportunities Fund, and U.S. Bank National Association, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(g)(5)	Amendment No. 4 to the Custody Agreement between the Registrant, on behalf of Modern Capital Tactical Income Fund, and U.S. Bank National Association, to be filed by subsequent amendment.

(g)(6)	Custody Agreement between the Registrant and [ ], on behalf of the Welthy U.S. Market Challenger Fund, to be filed by subsequent amendment.

(h)(1)(a)	Amended Master Services Agreement, dated April 18, 2022, between the Registrant, and Gryphon Fund Group, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 49 to Registration Statement on Form N-1A filed on April 29, 2024.

(h)(1)(b)	Amendment to the Master Services Agreement Schedule A, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 47 to Registration Statement on Form N-1A filed on October 19, 2022.

(h)(1)(c)	Amendment 2 to the Master Services Agreement Schedule A, to be filed by subsequent amendment.

(h)(2)(a)	Amended Expense Limitation Agreement, dated October 19, 2022, between the Registrant and IDX Advisors, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to Registration Statement on Form N-1A filed on April 28, 2023.

(h)(2)(b)	Amended Schedule A-1 to the Expense Limitation Agreement , incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(h)(3)	Expense Limitation Agreement between the Registrant and Modern Capital Management Co., on behalf of the Modern Capital Tactical Income Fund, to be filed by subsequent amendment.

(h)(4)	Fund-of-Funds Investment Agreement, dated September 10, 2024 between the Registrant and VanEck ETF Trust, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-1A filed on February 28, 2025.

(h)(5)	Expense Limitation Agreement between the Registrant and Welthy Advisers, LLC, on behalf of the Welthy U.S. Market Challenger Fund, to be filed by subsequent amendment.

(i)(1)	Opinion and Consent of Thompson Hine, LLP, to be filed by subsequent amendment.

(j)	Other Opinions. None.

(k)	Not applicable.

(l)	Initial Subscription Agreement, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to Registration Statement on Form N-1A filed on April 28, 2023.

(m)	Not applicable.

(n)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

(p)(2)	Code of Ethics for IDX Advisors, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 50 to Registration Statement on Form N-1A filed on June 25, 2024.

(p)(3)	Code of Ethics for Modern Capital Management Co. to be filed by subsequent amendment.

(p)(4)	Code of Ethics for Welthy Advisers, LLC, to be filed by subsequent amendment.

(p)(5)	Code of Ethics for Foreside Financial Group, LLC, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 48 to Registration Statement on Form N-1A filed on April 28, 2023.

(p)(6)	Code of Ethics for Vigilant, LLC, to be filed by subsequent amendment.

(q)(1)	Copy of Power of Attorney, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-1A filed on February 28, 2025.

(q)(2)	Copy of Powers of Attorney, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 56 to Registration Statement on Form N-1A filed on April 29, 2026.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees, and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent, or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence, or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement), and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defenses of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation, or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s Form ADV listed opposite such investment adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
IDX Advisors, LLC	801-122480
Modern Capital Management Co.	[ ]
Welthy Advisers, LLC	[ ]

Item 32.	Principal Underwriter

(a) Vigilant Distributors, LLC (“Vigilant”) serves as the principal underwriter for Modern Capital Tactical Income Fund and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Free Market Fixed Income Fund, Series of The RBB Fund, Inc.

2.	Free Market International Equity Fund, Series of The RBB Fund, Inc.

3.	Free Market US Equity Fund, Series of The RBB Fund, Inc.

4.	Matson Money Fixed Income VI Portfolio, Series of The RBB Fund, Inc.

5.	Matson Money International Equity VI Portfolio, Series of The RBB Fund, Inc.

6.	Matson Money US Equity VI Portfolio, Series of The RBB Fund, Inc.

7.	YCG Funds

8.	Pemberwick Fund, Series of Manager Directed Portfolios

9.	ERShares Entrepreneur Private-Public Crossover ETF, series of EntrepreneurShares Series Trust

10.	ERShares Global Mutual Fund , series of EntrepreneurShares Series Trust

11.	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios

12.	Soundwatch Hedged Equity ETF, Series of Advisor Managed Portfolios

13.	WBI BullBear Value 3000 ETF, Series of Absolute Shares Trust

14.	WBI BullBear Yield 300 ETF, Series of Absolute Shares Trust

15.	WBI BullBear Quality 3000 ETF, Series of Absolute Shares Trust

16.	WBI Power Factor® High Dividend ETF, Series of Absolute Shares Trust

17.	Leader Short Term High Yield Bond Fund, Leader Funds Trust

18.	Leader High Quality Income Fund, Leader Funds Trust

19.	Prospera Income ETF, Thrive Series Trust

Foreside Fund Services, LLC (Foreside) serves as principal underwriter for IDX Adaptive Opportunities Fund and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.	Davis Fundamental ETF Trust
51.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Defiance Retail Kings ETF, Series of ETF Series Solutions
56.	Denali Structured Return Strategy Fund
57.	Dodge & Cox Funds
58.	DoubleLine ETF Trust
59.	DoubleLine Income Solutions Fund
60.	DoubleLine Opportunistic Credit Fund

61.	DoubleLine Yield Opportunities Fund
62.	DriveWealth ETF Trust
63.	EIP Investment Trust
64.	Ellington Income Opportunities Fund
65.	ETF Opportunities Trust
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FIS Trust
69.	FlexShares Trust
70.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
71.	Forum Funds
72.	Forum Funds II
73.	Forum Real Estate Income Fund
74.	GMO ETF Trust
75.	GoldenTree Opportunistic Credit Fund
76.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
77.	Grayscale Funds Trust
78.	Guinness Atkinson Funds
79.	Harbor ETF Trust
80.	Harris Oakmark ETF Trust
81.	Hawaiian Tax-Free Trust
82.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
87.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
89.	Innovator ETFs Trust
90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.	John Hancock Exchange-Traded Fund Trust
94.	Kurv ETF Trust
95.	Lazard Active ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Lone Peak Value Fund, Series of World Funds Trust
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.	Manor Investment Funds
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution

179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2x Long Ether Daily Target ETF
185.	U.S. Global Investors Funds
186.	Union Street Partners Value Fund, Series of World Funds Trust
187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust
194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Trust
199.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) The main business address of Vigilant is Gateway Corporate Center, 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, PA 19317. The following are the officers and members of Vigilant:

NAME AND PRINCIPAL BUSINESS ADDRESS	ADDRESS	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Patrick Chism	Gateway Corporate Center 223 Wilmington West Chester Pike Suite 216 Chadds Ford, PA 19317	Chief Executive Officer and Chief Compliance Officer	None

Gerald Scarpati	Gateway Corporate Center 223 Wilmington West Chester Pike Suite 216 Chadds Ford, PA 19317	Chief Financial Officer and Principal Financial Officer	None

The main business address of Foreside is 190 Middle Street, Suite 301, Portland, Maine 04101. The following are the officers and members of Foreside:

NAME AND PRINCIPAL BUSINESS ADDRESS	ADDRESS	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President and Manager	None

Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Alicia Strout	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at its principal executive offices 3000 Auburn Drive, Suite 410, Beachwood, OH 44122, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of

(i)	U.S. Bank, N.A., U.S. Bank Tower, 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as Custodian),

(ii)	Gryphon 17, LLC, 3000 Auburn Drive, Suite 410, Beachwood, OH 44122 (records relating to its function as Administrator, Fund Accountant, and Transfer Agent), and

(iii)	IDX Advisors, LLC, 9311 E Via De Ventura, Suite 105, Scottsdale, AZ 85258 (records relating to its function as investment adviser to the IDX Adaptive Opportunities Fund).

(iv)	Modern Capital Management Co. 1701 Meeting Street, Charleston, SC 29464 (records relating to its function as investment adviser to the Modern Capital Tactical Income Fund).

(v)	Welthy Advisers, LLC, 325 S Biscayne Blvd, Miami, FL 33131 (records relating to its function as investment adviser to the Wealthy U.S. Market Challenger Fund).

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beachwood, and State of Ohio, on September 3, 2026.

Trailmark Series Trust

By:	/s/ Brandon Byrd
Brandon Byrd, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	September 3, 2026
	Jay Nusblatt, Trustee	Date
	*	September 3, 2026
	Nicholas Carmi, Trustee	Date
	*	September 3, 2026
	Christopher MacLaren, Trustee	Date

	/s/ Brandon Byrd	September 3, 2026
	Brandon Byrd, President	Date
	/s/ Robert Silva	September 3, 2026
	Robert Silva, Treasurer	Date
By:	/s/ Brandon Byrd	September 3, 2026
	Brandon Byrd, President	Date

*Attorney-in-Fact - Pursuant to Powers of Attorney, as previously filed on February 28, 2025, and April 29, 2026.